Label		Element	Value
Prospectus:		rr_ProspectusTable
Supplement Text Block		wfarealreturnfd-20150701_SupplementTextBlock

SUPPLEMENT TO THE
CLASS A, CLASS B AND CLASS C PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
Wells Fargo Advantage Real Return Fund
(the "Fund")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Fund approved the following changes:
I. Combined Management and Fund-Level Administration Fees
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, the Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
	Class A	Class B	Class C
Management Fees2 3	0.45%	0.45%	0.45%
Distribution (12b-1) Fees	0.00%	0.75%	0.75%
Other Expenses	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses[4]	1.29%	2.04%	2.04%
Fee Waivers	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses After Fee Waiver[5]	0.85%	1.60%	1.60%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.40%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

SUPPLEMENT TO THE
ADMINISTRATOR CLASS PROSPECTUS
OF
WELLS FARGO ADVANTAGE INCOME FUNDS
Wells Fargo Advantage Real Return Fund
(the "Fund")
At a meeting held on May 19-20, 2015, the Board of Trustees of the Fund approved the following changes:
I. Combined Management and Fund-Level Administration Fees
Effective immediately, to reflect changes made as a result of the combined management and fund-level administration fee, the Fund's Annual Fund Operating Expenses table in the section entitled "Fund Summary - Fees and Expenses" is hereby replaced with the following:
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]

Management Fees2 3	0.45%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.78%
Total Annual Fund Operating Expenses[4]	1.23%
Fee Waivers	0.63%
Total Annual Fund Operating Expenses After Fee Waiver[5]	0.60%

1.	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
2.
The management fee is 0.40%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.

3.	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
4.	Includes gross expenses allocated from the master portfolio in which the Fund invests.
5.
The Adviser has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

(Wells Fargo Advantage Real Return Fund - Classes A, B and C) | (Wells Fargo Advantage Real Return Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Wells Fargo Advantage Real Return Fund - Classes A, B and C) | (Wells Fargo Advantage Real Return Fund) | Class A
Prospectus:		rr_ProspectusTable
Management Fees	[2],[3]	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.29%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.44%
Total Annual Fund Operating Expenses After Fee Waiver	[5]	rr_NetExpensesOverAssets	0.85%
(Wells Fargo Advantage Real Return Fund - Classes A, B and C) | (Wells Fargo Advantage Real Return Fund) | Class B
Prospectus:		rr_ProspectusTable
Management Fees	[2],[3]	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.04%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.44%
Total Annual Fund Operating Expenses After Fee Waiver	[5]	rr_NetExpensesOverAssets	1.60%
(Wells Fargo Advantage Real Return Fund - Classes A, B and C) | (Wells Fargo Advantage Real Return Fund) | Class C
Prospectus:		rr_ProspectusTable
Management Fees	[2],[3]	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.75%
Other Expenses		rr_OtherExpensesOverAssets	0.84%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	2.04%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.44%
Total Annual Fund Operating Expenses After Fee Waiver	[5]	rr_NetExpensesOverAssets	1.60%
(Wells Fargo Advantage Real Return Fund - Administrator Class) | (Wells Fargo Advantage Real Return Fund)
Prospectus:		rr_ProspectusTable
Operating Expenses Caption [Text]	[1]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	September 30, 2016
Expenses Restated to Reflect Current [Text]		rr_ExpensesRestatedToReflectCurrent	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
(Wells Fargo Advantage Real Return Fund - Administrator Class) | (Wells Fargo Advantage Real Return Fund) | Administrator Class
Prospectus:		rr_ProspectusTable
Management Fees	[2],[3]	rr_ManagementFeesOverAssets	0.45%
Distribution (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	[4]	rr_ExpensesOverAssets	1.23%
Fee Waivers		rr_FeeWaiverOrReimbursementOverAssets	0.63%
Total Annual Fund Operating Expenses After Fee Waiver	[5]	rr_NetExpensesOverAssets	0.60%

[1]	Expenses have been adjusted as necessary from amounts incurred during the Fund's most recent fiscal year to reflect current fees and expenses.
[2]	Reflects the fees charged by Funds Management for providing advisory services to the master portfolio in which the Fund invests substantially all of its assets.
[3]	The management fee is 0.40%, plus a fee for fund-level administration services previously provided by Wells Fargo Funds Management, LLC under a separate administration agreement. The portion of the management fee attributable to the fee for such fund-level administration services amounted to 0.05% of the Fund's average daily net assets, but did not result in a net increase in Total Annual Fund Operating Expenses.
[4]	Includes gross expenses allocated from the master portfolio in which the Fund invests.
[5]	The Adviser has contractually committed through September 30, 2016, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at the amount shown above. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying master portfolio(s) are included in the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.